United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 06/30/05
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          July 26, 2005
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      23
Form 13F Information Table Value Total:      $238,421
                                            (thousands)
List of Other Included Managers:  NONE
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
                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
BERKLEY WR CORP          COM       084423102    4,997,000  140,046.00 X                                18,058   72,947   49,041
CARDINAL HEALTH          COM       14149Y108    9,622,000  167,101.00 X                                23,535   84,947   58,619
CHOICEPOINT              COM       170388102   24,567,000  613,385.00 X                                86,770  305,740  220,875
CINTAS CORP.             COM       172908105   10,220,000  264,756.00 X                                37,740  134,352   92,664
EBAY                     COM       278642103    6,194,000  187,635.00 X                                26,885   95,700   65,050
EXPRESS SCRIPTS          COM       302182100   32,604,000  652,321.00 X                                91,940  332,431  227,950
GETTY IMAGES INC         COM       374276103   11,240,000  151,353.00 X                                22,360   76,720   52,273
INTL SPEEDWAY CL A       COM       460335201   13,029,000  231,668.00 X                                29,050  120,716   81,902
IRON MOUNTAIN            COM       462846106    8,253,000  266,044.00 X                                37,782  138,964   89,298
KOHLS CORP               COM       500255104   14,620,000  261,490.00 X                                37,205  133,675   90,610
LAUREATE EDUCATION INC   COM       518613104   12,330,000  257,610.00 X                                37,615  130,430   89,565
LINCARE HOLDINGS         COM       532791100    6,283,000  153,606.00 X                                17,960   82,465   53,181
MOHAWK CORP              COM       608190104   12,006,000  145,522.00 X                                23,592   82,465   39,465
NATL MEDICAL HLTH CARD   COM       636918302    5,571,000  231,515.00 X                                34,524  118,391   78,600
NAVIGATORS GROUP         COM       638904102   16,872,000  488,048.00 X                                41,855  272,049  174,144
PERFORMANCE FOOD GRP     COM       713755106   10,258,000  339,555.00 X                                53,260  173,675  112,620
STRAYER EDUCATION        COM       863236105   11,335,000  131,396.00 X                                18,635   66,458   46,303
WASHINGTON POST B        COM       939640108    6,624,000    7,932.00 X                                 1,474    3,961    2,497
ZEBRA TECHNOLOGIES       COM       989207105   16,212,000  370,216.00 X                                49,433  190,464  130,319
LARGE CAP VALUE INDEX    MF        464287408    1,546,000   24,783.00 X                                         19,183    5,600
S&P 500 INDEX            MF        464287200    2,127,000   17,850.00 X                                         13,250    4,600
S&P MIDCAP 400 INDEX     MF        464287507    1,437,000   20,965.00 X                                         16,415    4,550
TWEEDY BROWN GLBL VAL    MF        901165100      474,000   19,180.00 X                                         18,651      529
TOTAL COMMON STOCK                            232,837,000
TOTAL MUTUAL FUNDS                              5,584,000
TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              238,421,000

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